Commitments - Future Cash Outflows (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments [Line Items]
Lease commitments not commenced	$ 19,155
3-5 years
Commitments [Line Items]
Lease commitments not commenced	1,437
More than 5 years
Commitments [Line Items]
Lease commitments not commenced	$ 17,718